OMB Number 3235-0307
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              As filed with the Securities and Exchange Commission
                              on October 4, 2002
-------------------------------------------------------------------------------

                Securities Act of 1933 Registration No. 33-55024
                 Investment Company Act of 1940 File No. 811-985

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                                    FORM N-1A

       REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                          Pre-Effective Amendment No.  ___                   [ ]
                          Post-Effective Amendment No. 48                    [X]
                                      and/or
                         REGISTRATION STATEMENT UNDER THE
                          INVESTMENT COMPANY ACT OF 1940
                                  Amendment No. 65                           [X]

                        STATE STREET RESEARCH GROWTH TRUST
                (Exact Name of Registrant as Specified in Charter)

                 One Financial Center, Boston, Massachusetts 02111
               (Address of Principal Executive Offices) (Zip Code)

          Registrant's Telephone Number, Including Area Code (617) 357-1200

                              Francis J. McNamara, III
                   Managing Director, Secretary & General Counsel
                     State Street Research & Management Company
                                One Financial Center
                             Boston, Massachusetts 02111
                       (Name and Address of Agent for Service)

                              Gregory D. Sheehan, Esq.
                                   Ropes & Gray
                              One International Place
                            Boston, Massachusetts 02110

It is proposed that this filing will become effective under Rule 485:

      [ ] Immediately upon filing pursuant to paragraph (b).
      [X] On November 3, 2002 pursuant to paragraph (b).
      [ ] 60 days after filing pursuant to paragraph (a)(1).
      [ ] On ________ pursuant to paragraph (a)(1).
      [ ] 75 days after filing pursuant to paragraph (a)(2).
      [ ] On ________________ Pursuant to paragraph (a)(2).

             If appropriate, check the following box:

      [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following is incorporated by reference herein from Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of State Street Research Growth Trust (the "Registrant"): Part A: The Prospectus for the State Street Research Core Income Fund series of the Registrant and Part B:
The Statement of Additional Information for the State Street Research Core Income Fund series of the Registrant.

The Prospectus and Statement of Additional Information for the State Street Research Asset Fund Fund Series of the Registrant are included in
Post-Effective Amendment No. 11 filed on July 7, 2000.

The Prospectus and Statement of Additional Information for the State Street Research Large-Cap Growth Fund series of the Registrant are included in Post-Effective Amendment No. 36 filed on April 26, 2002.

The Prospectus and Statement of Additional Information for the State Street Research Concentrated International Fund series of the Registrant are included in Post-Effective Amendment No. 47 filed on September 27, 2002.

                      STATE STREET RESEARCH GROWTH TRUST

                                     PART C

                               OTHER INFORMATION

Item 23.
            Exhibits

            (1)(a) First Amended and Restated Master Trust Agreement and Amendment No. 1 to First Amended and Restated Master Trust Agreement (5)

            (1)(b) Amendment No. 2 to First Amended and Restated Master Trust Agreement (9)

            (1)(c) Amendment No. 3 to First Amended and Restated Master Trust Agreement (11)

            (1)(d) Form of Amendment No. __ to First Amended and Restated Master Trust Agreement (11)

            (1)(e) Amendment No. 4 to First Amended and Restated Master Trust Agreement (13)

            (1)(f) Amendment No. 5 to First Amended and Restated Master Trust Agreement (15)

            (1)(g) Amendment No. 6 to First Amended and Restated Master Trust Agreement (15)

            (2)(a)        By-Laws (1)**

            (2)(b)        Amendment No. 1 to By-Laws effective September 30,
                          1992 (3)**

            (2)(c)        Amendment No. 2 to By-Laws (17)

            (2)(d)        Amendment No. 3 to By-Laws (17)

            (5)(a)        First Amended and Restated Investment Advisory
                          Contract (6)

            (5)(b) Advisory Agreement with respect to State Street Research Concentrated International Fund (16)

            (5)(c) Form of Advisory Agreement with respect to State Street Research Asset Fund (to be filed by amendment)

            (5)(d) Form of Letter Agreement relating to Advisory Agreement with respect to State Street Research Core Income Fund (15)

            (6)(a) Distribution Agreement with State Street Research Investment Services, Inc. (4)**

            (6)(b)        Form of Selected Dealer Agreement, as supplemented (6)

            (6)(c)        Form of Bank and Bank Affiliated Broker-Dealer
                          Agreement (7)

            (6)(d) Letter Agreement relating to Distribution Agreement with respect to State Street Research Concentrated International Fund (16)

            (6)(e) Letter Agreement relating to expenses with respect to State Street Research Concentrated International
                          Fund (16)

            (6)(f) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Asset Fund (11)

            (6)(g) Form of Letter Agreement relating to expenses with respect to State Street Research Asset Fund (11)

            (6)(h) Form of Letter Agreement relating to Distribution Agreement with respect to State Street Research Core Income Fund (15)

            (6)(i) Form of Letter Agreement relating to expenses with respect to State Street Research Core Income Fund (15)

            (8)(a)        Custodian Contract (2)**

            (8)(b)        Amendment to Custodian Contract dated 11/2/95 (8)

            (8)(c)        Deleted.

            (8)(d)        Deleted.

            (8)(e)        Deleted.

            (8)(f)        Deleted.

            (8)(g)        Data Access Services Addendum to Custodian
                          Contract (8)

            (8)(h) Letter Agreement relating to Custodian Contract with respect to State Street Research Concentrated International Fund (16)

            (8)(i) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Asset Fund (11)

            (8)(j)        Amendment dated November 17, 2000 to Custodian
                          Contract (13)

            (8)(k) Form of Letter Agreement relating to Custodian Contract with respect to State Street Research Core Income Fund (15)

            (10)(a) Consent, and Opinion of counsel on legality of shares being issued with respect to State Street Growth
                          Fund (3)**

            (10)(b) Legal Opinion and Consent with respect to State Street Research Concentrated International Fund (10)

            (10)(c) Legal Opinion and Consent with respect to State Street Research Asset Fund (to be filed by amendment)

            (10)(d) Legal Opinion and Consent with respect to State Street Research Core Income Fund (15)

            (11)(a) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Concentrated International
                          Fund (9)

            (11)(b) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Large-Cap Growth Fund (17)

            (11)(c) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Asset Fund (to be filed by amendment)

            (11)(d) Consent of PricewaterhouseCoopers LLP with respect to State Street Research Core Income Fund (15)

            (12)(a) Subscription and Investment Letter with respect to State Street Research Concentrated International Fund (16)

            (12)(b) Form of Subscription and Investment Letter with respect to State Street Research Asset Fund (11)

            (12)(c) Form of Subscription and Investment Letter with respect to State Street Research Core Income Fund (15)

            (14)(a)       Deleted.

            (14)(b)       Deleted.

            (15)(a)       Plan of Distribution Pursuant to Rule 12b-1 (4)**

            (15)(b) Rule 12b-1 Plan dated January 1, 1999 for Class B(1) shares relating to State Street Research Growth
                          Fund (15)

            (15)(c) Rule 12b-1 Plan dated June 1, 2000 relating to State Street Research Concentrated International Fund (15)

            (15)(d) Form of Letter Agreement relating to Rule 12b-1 Plan dated ___________ with respect to State Street Research Asset Fund (to be filed by amendment)

            (15)(e) Form of Letter Amendment relating to Rule 12b-1 Plan dated June 1, 2000, with respect to State Street Research Core Income Fund (15)

            (16)          Deleted.

            (17)(a) First Amended and Restated Multiple Class Expense Allocation Plan (6)

            (17)(b) Addendum to First Amended and Restated Multiple Class Expense Allocation Plan Adopted Pursuant to
                          Rule 18f-3 (8)
            (17)(c)       Code of Ethics (revised May 1, 2002)(18)
            (18)(a)       Powers of Attorney(18)

            (18)(b) Certificate of Board Resolution Respecting Powers of Attorney(18)

            (19)(a)       New Account Application (15)

            (19)(b)       Deleted.

            (19)(c)       Deleted.

            (27)          Deleted.

**Restated in electronic format in Post-Effective Amendment No. 6 filed
  February 27, 1998
-------------------------

Filed as part of the Registration Statement as noted below and incorporated herein by reference:

Footnote
Reference         Registration/Amendment        Date Filed
     1            Amendment No. 11 to           April 26, 1989
                  Registration Statement
                  under Investment Company
                  Act of 1940

     2            Amendment No. 14 to           April 30, 1991
                  Registration Statement
                  under Investment Company
                  Act of 1940

     3            Registration Statement        November 25, 1992
                  under Securities Act of
                  1933

     4            Post-Effective Amendment      March 19, 1993
                  No. 1

     5            Post-Effective Amendment      April 26, 1996
                  No. 4

     6            Post-Effective Amendment      April 28, 1997
                  No. 5

     7            Post-Effective Amendment      February 27, 1998
                  No. 6

     8            Post-Effective Amendment      March 3, 1999
                  No. 7

     9            Post-Effective Amendment      March 17, 2000
                  No. 8

    10            Post-Effective Amendment      May 31, 2000
                  No. 10

    11            Post-Effective Amendment      July 7, 2000
                  No. 11

    12            Post-Effective Amendment      November 16, 2000
                  No. 14

    13            Post-Effective Amendment      February 28, 2001
                  No. 18

    14            Post-Effective Amendment      May 4, 2001
                  No. 21

    15            Post-Effective Amendment      April 1, 2002
                  No. 34

    16            Post-Effective Amendment      April 5, 2002
                  No. 35

    17            Post-Effective Amendment      April 26, 2002
                  No. 36

    18            Post-Effective Amendment      May 31, 2002
                  No. 38

Item 24.    Persons Controlled by or under
            Common Control with Registrant

As of July 31, 2002, Metropolitan Life Insurance Company ("Metropolitan Life") was the beneficial owner of a greater than 25% interest of the outstanding shares of the following series of the Registrant:


Series
------
State Street Research Concentrated International Fund

Metropolitan Life may be deemed to be in control of such Fund as "control" is defined in the 1940 Act. Metropolitan Life Insurance Company is the indirect parent company of State Street Research & Management Company, the Investment Manager to the Fund. State Street Research & Management Company (a Delaware corporation) is a wholly-owned subsidiary of SSRM Holdings, Inc. (a Delaware corporation), which is in turn a wholly-owned subsidiary of Metropolitan Life Insurance Company (a New York stock life insurance company), which is in turn a wholly-owned subsidiary of MetLife, Inc. (a Delaware corporation). As a result, the Fund could be deemed to be under common control with the subsidiaries of Metropolitan Life Insurance Company listed above, as well as the other subsidiaries in which Metropolitan Life Insurance Company owns a greater than 25% interest. A complete list of the subsidiaries of MetLife, Inc. and Metropolitan Life Insurance Company is filed as Exhibit 21.1 of the Annual Report for the Fiscal Year Ended December 31, 2001 on Form 10-K (File No. 001-15787) of MetLife, Inc. and is incorporated herein by reference.

Item 25.    Indemnification

Under Article VI of the Registrant's First Amended and Restated Master Trust Agreement as further amended (the "Master Trust Agreement") each of its Trustees and officers or persons serving in such capacity with another entity at the request of the Registrant ("Covered Person") shall be indemnified against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (such conduct referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

Under the Distribution Agreement between the Registrant and State Street Research Investment Services, Inc., the Registrant's distributor, the Registrant has agreed to indemnify and hold harmless State Street Research Investment Services, Inc. and each person who has been, is, or may hereafter be an officer, director, employee or agent of State Street Research Investment Services, Inc. against any loss, damage or expense reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon a violation of any of its convenants herein contained or any untrue or alleged untrue statement of material fact, or the omission or alleged omission to state a material fact necessary to make the statements made not misleading, in a Registration Statement or Prospectus of the Registrant, or any amendment or supplement thereto, unless such statement or omission was made in reliance upon written information furnished by State Street Research Investment Services, Inc.

Insofar as indemnification by the Registrant for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, underwriters and controlling persons of the Registrant, pursuant to Article VI of the Registrant's Master Trust Agreement, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

Describe any other business, profession, vocation or employment of a substantial nature in which each investment adviser of the Registrant, and each director, officer or partner of any such investment adviser, is or has been, at any time during the past two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee.

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
State Street Research &                    Investment Adviser               Various investment            Boston, MA
  Management Company                                                        advisory clients

Abbott, Christopher C.                     Managing Director                State Street Research.        Boston, MA
  Managing Director                        Vice President                   Investment Services, Inc.     Boston, MA
  (Executive Vice President until 4/02)                                     State Street Research
                                                                            Institutional Funds
Austin, Christopher P.                     None
  Vice President

Barghaan, Dennis C.                        Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)

Beatty, T. Kevin                           None
  Vice President

Bigley, Gary M.                            None
  Vice President

Borghi, Peter                              Senior Vice President            State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Borzilleri, John                           Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Financial Trust
  (Senior Vice President until 4/02)       IBT Fund Advisor                 Schroder Ventures Life        Boston, MA
                                           (Until 11/01)                    Science Advisers
                                           Senior Vice President            State Street Research         Boston, MA
                                           (Until 8/01)                     & Management Co.

Boss, Marilyn O.                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President (Until 4/01)      Deutsche Banc Alex. Brown     Boston, MA

Bradford, Daniel                           Acting General Counsel           DDJ Capital Management, LLC   Boston, MA
  Vice President                           (Until 1/02)
                                           Associate                        Goodwin Procter LLP           Boston, MA
                                           (Until 8/01)

Bray, Michael J.                           None
  Managing Director
  (Senior Vice President until 4/02)

Brezinski, Karen                           None
  Vice President

Bruno, Thomas                              Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Buffum, Andrea L.                          None
  Vice President

Burbank, John F.                           Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Capital Trust
  (Senior Vice President until 4/02)

Calame, Mara D.                            Senior Vice President,           State Street Research         Boston, MA
  Senior Vice President,                   Assistant Clerk and Counsel      Investment Services, Inc.
  Assistant Secretary,
  and Counsel
  (Vice President until 4/02)

Callahan, Michael                          None
  Vice President

Carley, Linda C.                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Carstens, Linda C.                         Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Clay, Janet L.                             Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President (Until 10/01)     John Hancock Funds            Boston, MA

Clifford, Jr., Paul J.                     Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Tax-Exempt Trust

Coleman, Thomas J.                         None
   Managing Director
  (Senior Vice President until 4/02)
  (Vice President until 10/00)

Crane, George                              Senior Vice President            Putnam Investments            Boston, MA
  Senior Vice President                    (Until 12/01)

Creelman, Christine A.                     Director/Credit Research         Freedom Capital               Boston, MA
  Vice President                           (Until 11/01)
                                           Senior Vice President            Back Bay Advisors, LP         Boston, MA
                                           (Until 6/01)

Cullen, Terrence J.                        Senior Vice President,           State Street Research         Boston, MA
  Senior Vice President, Assistant         Assistant Clerk and Counsel      Investment Services, Inc.
  Secretary and Counsel
  (Vice President until 4/02)              Assistant Secretary              State Street Research         Boston, MA
                                                                            Capital Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Growth Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Securities Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Equity Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Financial Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Income Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Institutional Funds

Davis, Richard S.                          Chairman, President and Chief    State Street Research         Boston, MA
  Director, Chairman of                    Executive Officer                Equity Trust
  the Board, President                     Chairman, President and Chief    State Street Research         Boston, MA
  and Chief Executive                      Executive Officer                Income Trust
  Officer                                  Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Tax-Exempt Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Capital Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Exchange Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Growth Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Master Investment Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Institutional Funds
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Securities Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Money Market Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Financial Trust
                                           Chairman, President and Chief    State Street Research         Boston, MA
                                           Executive Officer                Investment Services, Inc.
                                           President and Chief Executive    SSRM Holdings, Inc.           Boston, MA
                                           Officer
                                           Senior Vice President            Metropolitan Life             New York, NY
                                           (until 10/00)                    Insurance Company

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Davis, Robert D.                           Vice President                   Wellington Management         Boston, MA
  Senior Vice President                    (Until 3/01)                     Company
  (Vice President until 4/02)

D'Vari, Ronald                             None
  Managing Director
  (Senior Vice President until 4/02)

Depp, Maureen G.                           Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Securities Trust
  (Senior Vice President until 4/02)
  (Vice President until 4/01)              Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

DeVeuve, Donald                            Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Income Trust
  (Vice President until 4/02)                                               State Street Research         Boston, MA
                                                                            Securities Trust
                                                                            State Street Research         Boston, MA
                                                                            Institutional Funds

DiVasta, Vincent                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.




Etcheverry, Mirren                         Senior Vice President            Credit Agricole Asset         Boston, MA
  Senior Vice President                    (Until 12/01)                    Management
                                           Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Growth Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

Evascu, Caroline                           Vice President                   SG Cowen Asset                New York, NY
  Vice President                           (Until 8/01)                     Management

Even, Karen L.                             Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Fahey, Lawrence L.                         Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Fechter, Michael                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President (Until 4/01)      Standish, Ayer & Wood         Boston, MA

Federoff, Alex G.                          Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.

Feliciano, Rosalina                        Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Income Trust
  (Vice President until 4/02)                                               State Street Research         Boston, MA
                                                                            Securities Trust
                                                                            State Street Research         Boston, MA
                                                                            Institutional Funds

Feeney, Kimberley                          Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Ficco, Bonnie A.                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Finucane, Thomas                           Vice President                   John Hancock Funds            Boston, MA
  Senior Vice President                    (Until 7/02)

Fleno, Phyllis A.                          None
  Vice President

Fochtman, Jr., Leo                         None
  Vice President

Forcione, Anthony F.                       None
  Vice President

Frey, Kenneth                              None
  Senior Vice President
  (Vice President until 4/02)


                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Gallivan Jr., Edward T.                    Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Equity Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Financial Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Income Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Capital Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Growth Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Securities Trust
                                           Assistant Treasurer              State Street Research         Boston, MA
                                                                            Institutional Funds

Garrelick, Jenine K.                       Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
  (Asst. Vice President until 4/02)

Godfrey, Allison                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Goodman, Stephanie B.                      Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Goodwin, C. Kim                            Chief Investment Officer         American Century              Kansas City, MO
  Managing Director                        (Until 8/02)                     Investment Management
  Chief Investment Officer -- Equities

Govoni, Electra                            None
  Senior Vice President
  (Vice President until 4/02)

Grace, Evan S.                             Vice President                   State Street Research         Boston, MA
  Vice President                                                            Institutional Funds

Gray, Nancy Spalding                       None
  Vice President

Haagensen, Paul                            Senior Vice President            Putnam Investments            Boston, MA
  Senior Vice President                    (Until 8/02)

Hadelman, Peter J.                         Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Hagstrom, Thomas W.                        Vice President                   Lehman Brothers               Boston, MA
  Senior Vice President                    (Until 7/01)
  (Vice President until 4/02)

Harrington, Heidi                          Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Hasson, Ira P.                             Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Heineke, George R.                         None
  Vice President

Hickman, Joanne                            Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)

Holland, Thomas                            Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)
  (Vice President Until 4/01)

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Kallis, John H.                            Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Income Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust
                                           Trustee                          705 Realty Trust              Washington, D.C.

Kasper, M. Katherine                       Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Kayajanian, Jeffrey D.                     Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Kiessling, Dyann H.                        None
  Vice President

Kitterman, Melissa B.                      None
  Vice President
  (Asst. Vice President until 4/02)

Krauss, Clifford                           Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Institutional Funds
  (Senior Vice President until 4/02)

Lafferty, David F.                         Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Senior Investment Strategist     Metropolitan Life             New York, NY
                                           (Until 4/01)                     Insurance Company

Langholm, Knut                             Vice President                   State Street Research         Boston, MA
  Senior Vice President                                                     Institutional Funds

Leary, Eileen M.                           None
  Senior Vice President
  (Vice President until 4/02)

Ledbury, Richard D.                        Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)

Leese, Reginald                            None
  Senior Vice President
  (Vice President until 4/02)

Lindsey, Jeffrey                           Managing Director                Putnam Investments            Boston, MA
  Managing Director                        (Until 8/02)

Loew, Christopher R.                       Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Vice President         Putnam Investments            Boston, MA
                                           (Until 2/01)

Lomasney, Mary T.                          Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
  (Vice President until 4/02)


Lombardo, John S.                          Director, Managing Director      State Street Research         Boston, MA
  Managing Director,                       and Chief Financial Officer      Investment Services, Inc.
  and Chief Financial Officer              Vice President                   State Street Research         Boston, MA
  and Director                                                              Capital Trust
  (Executive Vice President until 4/02)    Vice President                   State Street Research         Boston, MA
                                                                            Equity Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Growth Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Income Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds
                                           Senior Vice President            Metropolitan Property and     Warwick, RI
                                           (Until 7/01)                     Casualty Insurance Co.


                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Lord, Peter D.                             Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Vice President                   New England Financial         Boston, MA

Lubas, Amy C.                              None
  Vice President

Markel, Gregory S.                         None
  Vice President

Marsh, Eleanor H.
  Senior Vice President
  (Vice President until 4/02)              Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Growth Trust

Martin, Gloria J.                          None
  Vice President

McGrath, Ann E.                            None
  Vice President

McKenna, Barbara                           Director                         Standish, Ayer &              Boston, MA
  Managing Director                        (Until 7/01)                     Wood
  (Senior Vice President until 4/02)       Vice President
                                           (Until 11/00)

McKown, Elizabeth G.                       Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)
  (Vice President until 10/00)

McNamara, III, Francis J.                  Managing Director,               State Street Research         Boston, MA
  Managing Director,                       Clerk and General Counsel        Investment Services, Inc.
  Secretary and General Counsel            Secretary and General Counsel    State Street Research         Boston, MA
  (Executive Vice President until 4/02)                                     Master Investment Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Capital Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Growth Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Securities Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Equity Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Financial Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Income Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Secretary and General Counsel    SSRM Holdings, Inc.           Boston, MA
                                           Secretary and General Counsel    State Street Research         Boston, MA
                                                                            Institutional Funds
                                           Director                         SSR Pegasus Funds             Luxembourg

Monahan, Kenneth                           Director                         Standish, Ayer &              Boston, MA
  Vice President                           (Until 9/01)                     Wood
                                           Vice President                   State Street Research         Boston, MA
                                                                            Investment Services, Inc.

Monks, David                               Vice President                   Zurich Scudder Investments    Boston, MA
  Vice President                           (Until 4/01)

Moore, James                               None
  Vice President

Morey, Andrew F.                           None
  Vice President

Moran, Mary Ruth                           Managing Director                State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Executive Vice President until 4/02)    President                        Precipio Partners             Boston, MA
                                           (Until 4/01)                     (Formerly M R Moran & Co.)

Mulligan, JoAnne C.                        None
  Senior Vice President

O'Connell, Deidre M.E.                     Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
  (Asst. Vice President until 4/02)

O'Connor, Daniel W.                        Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
  (Asst. Vice President until 4/02)

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Passalacqua, Barbara                       None
  Vice President
  (Assistant Vice President
    until 4/01)

Poritzky, Dean E.                          None
  Managing Director
  (Senior Vice President until 4/02)

Rawlins, Jeffrey A.                        Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Institutional Funds
  (Senior Vice President until 4/02)

Refojo, Michael F.                         Senior Vice President            Scudder Kemper                Boston, MA
  Managing Director                        (Until 12/00)                    Investments
  (Senior Vice President until 4/02)

Reiser, Jennifer                           Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
  (Asst. Vice President until 4/02)

Rice III, Daniel Joseph                    Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Equity Trust
  (Senior Vice President until 4/02)

Rolnick, Michael A.                        None
  Vice President

Romich, Douglas A.                         Treasurer                        State Street Research         Boston, MA
  Senior Vice President                                                     Equity Trust
  and Treasurer                            Treasurer                        State Street Research         Boston, MA
                                                                            Financial Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Income Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Capital Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Growth Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Institutional Funds
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Treasurer                        State Street Research         Boston, MA
                                                                            Securities Trust
                                           Vice President and               SSRM Holdings, Inc.           Boston, MA
                                           Assistant Treasurer
                                           Senior Vice President and        State Street Research         Boston, MA
                                           Treasurer                        Investment Services, Inc.

Ryan, Michael J.                           None
  Senior Vice President

Sakala, Michael L.                         Vice President                   Zurich Scudder Investments    Boston, MA
  Vice President                           (Until 1/02)

                                           Vice President                   Putnam Investments            Boston, MA
                                           (Until 4/01)

Shean, William G.                          None
  Senior Vice President

Sheldon, Michael A.                        None
  Vice President

Silverstein, Jill                          None
  Vice President

Simi, Susan                                None
  Vice President

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Simmons, Amy L.                            Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Capital Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Exchange Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Growth Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Master Investment Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Securities Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Equity Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Financial Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Income Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Money Market Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Tax-Exempt Trust
                                           Assistant Secretary              State Street Research         Boston, MA
                                                                            Institutional Funds

Smith, James                               Director of Customer Service     Brown and Company             Boston, MA
  Senior Vice President                    (Until 11/17/00)                 Securities Corporation
  (Vice President until 4/02)              Vice President                   State Street Research         Boston, MA
                                                                            Investment Services, Inc.

Somers, Todd                               Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

St. John, Scott                            Vice President                   Eaton Vance Management        Boston, MA
  Vice President                           (Until 2/01)

Stambaugh, Kenneth D.                      None
  Senior Vice President
  (Vice President until 4/02)

Stolberg, Thomas B.                        None
  Vice President

Strelow, Daniel R.                         Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Institutional Funds
  Chief Investment Officer-
    Fixed Income
  (Executive Vice President until 4/02)
  (Senior Vice President Until 3/01)

Swanson, Amy McDermott                     None
  Managing Director
  (Senior Vice President until 4/02)

Synnestvedt, Jared A.                      Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.
                                           Director of Sales                MetLife Investment            Boston, MA
                                           (Until 4/01)                     Partners

Thorndike, Benjamin W.                     Senior Vice President            State Street Research         Boston, MA
  Managing Director                                                         Investment Services, Inc.
  (Senior Vice President until 4/02)       Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

Tice, Robyn S.                             None
  Managing Director
  (Senior Vice President until 4/02)
  (Vice President until 10/00)

Trebino, Anne M.                           Vice President                   SSRM Holdings, Inc.           Boston, MA
  Managing Director
  (Senior Vice President until 4/02)

Truesdale, Anne Tucher                     None
  Vice President

Wagenseller, Jon P.                        Senior Vice President            State Street Research         Boston, MA
  Senior Vice President                                                     Investment Services, Inc.
                                           Director-New Prod. Dev.          MetLife Investments           Convent Station, NJ
                                           (Until 4/01)

Wallace, Julie K.                          None
  Vice President

Walsh III, Denis J.                        None
  Managing Director
  (Vice President until 4/02)

Walsh, Tucker                              Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Capital Trust
  (Vice President until 4/02)

Wardwell, Samuel                           None
  Managing Director
  (Senior Vice President until 4/02)

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Welch, Timothy M.                          None
  Vice President

Westvold, Elizabeth McCombs                Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Institutional Funds
  (Senior Vice President until 4/02)       Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust


Wilkins, Kevin N.                          Managing Director and Director   State Street Research         Boston, MA
  Managing Director                        (Executive Vice President        Investment Services, Inc.
  (Executive Vice President until 4/02)    until 4/02)


Wilson, John T.                            Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Master Investment Trust
  (Senior Vice President until 4/02)

Wipf, Barbara                              None
  Vice President

Wong, David                                Senior Vice President            Paine Webber/                 New York, NY
  Senior Vice President                    (Until 4/01)                     UBS Warburg
  (Vice President until 4/02)

Woodworth, Jr., Kennard                    Vice President                   State Street Research         Boston, MA
  Senior Vice                                                               Exchange Trust
  President                                Vice President                   State Street Research         Boston, MA
                                                                            Financial Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Growth Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust
                                           Vice President                   State Street Research         Boston, MA
                                                                            Institutional Funds

                                                                                                          PRINCIPAL BUSINESS
NAME                                       CONNECTION                       ORGANIZATION                  ADDRESS OF ORGANIZATION
----                                       ----------                       ------------                  -----------------------
Xie, Erin                                  Vice President                   State Street Research         Boston, MA
  Vice President                           Associate                        Investment Services, Inc.
                                           (Until 3/01)                     Sanford Bernstein             New York, NY

Yalamanchili, Kishore K.                   None
  Senior Vice President
  (Vice President until 4/02)

Yu, Mandy                                  Vice President                   State Street Research         Boston, MA
  Vice President                                                            Investment Services, Inc.

Zuger, Peter A.                            Vice President                   State Street Research         Boston, MA
  Managing Director                                                         Equity Trust
  (Senior Vice President until 4/02)       Vice President                   State Street Research         Boston, MA
                                                                            Securities Trust

Zhu, Kevin                                 Vice President                   Zurich Scudder                Boston, MA
  Vice President                           (Until 6/01)                     Investments, Inc.

Item 27.  Principal Underwriters

     (a) State Street Research Investment Services, Inc. serves as principal underwriter for State Street Research Equity Trust, State Street Research Financial Trust, State Street Research Income Trust, State Street Research Money Market Trust, State Street Research Tax-Exempt Trust, State Street Research Capital Trust, State Street Research Growth Trust, State Street Research Master Investment Trust, State Street Research Securities Trust and State Street Research Institutional Funds.

     (b) Directors and Officers of State Street Research Investment Services, Inc. are as follows. The address for each person is One Financial Center, Boston, Massachusetts, unless otherwise indicated.

        (1)                        (2)                      (3)
                                Positions
 Name and Principal            and Offices          Positions and Offices
  Business Address           with Underwriter          with Registrant
 ------------------          ----------------       ---------------------
Richard S. Davis           Chairman of the Board,    Chairman of the Board,
                           President and Chief       President and Chief
                           Executive Officer         Executive Officer

John S. Lombardo           Director, Managing        Vice President
                           Director and Chief
                           Financial Officer

Christopher C. Abbott      Managing Director         None

Dennis C. Barghaan         Managing Director         None

Joanne Hickman             Managing Director         None

Thomas Holland             Managing Director         None

Elizabeth G. McKown        Managing Director         None

Francis J. McNamara, III   Managing Director,        Secretary
                           Clerk and General
                           Counsel

Mary Ruth Moran            Managing Director         None
                           and Head of Information
                           Systems and
                           Administration and
                           Operations

Michael F. Refojo          Managing Director         None

Benjamin W. Thorndike      Managing Director         None

Kevin N. Wilkins           Managing Director         None
                           and Director

Peter Borghi               Senior Vice President     None

Mara D. Calame             Senior Vice President,    None
                           Assistant Clerk and
                           Counsel

Linda C. Carstens          Senior Vice President     None

George Crane               Senior Vice President     None

Terrence J. Cullen         Senior Vice President,    Assistant Secretary
                           Assistant Clerk
                           and Counsel

        (1)                        (2)                      (3)
                                Positions
 Name and Principal            and Offices          Positions and Offices
  Business Address           with Underwriter          with Registrant
 ------------------          ----------------       ---------------------
Alex G. Federoff           Senior Vice President     None

Heidi Harrington           Senior Vice President     None

Ira P. Hasson              Senior Vice President     None

M. Katherine Kasper        Senior Vice President     None

Richard C. Ledbury         Senior Vice President     None

Mary Lomasney              Senior Vice President     None

Douglas A. Romich          Senior Vice President     Treasurer
                           and Treasurer

James Smith                Senior Vice President     None

Jon P. Wagenseller         Senior Vice President     None

Christopher P. Austin      Vice President            None

Marilyn O. Boss            Vice President            None

Daniel F. Bradford         Vice President            None

Thomas Bruno               Vice President            None

Linda C. Carley            Vice President            None

Vincent DiVasta            Vice President            None

Karen L. Even              Vice President            None

Lawrence L. Fahey          Vice President            None

Michael Fechter            Vice President            None

Bonnie A. Ficco            Vice President            None

Edward T. Gallivan, Jr.    Vice President            Assistant Treasurer

Jenine K. Garrelick        Vice President            None

Allison Godfrey            Vice President            None

Stephanie B. Goodman       Vice President            None

Peter Hadelman             Vice President            None

Jeffrey D. Kayajanian      Vice President            None

David F. Lafferty          Vice President            None

Christopher R. Loew        Vice President            None

Peter D. Lord              Vice President            None

Kenneth Monahan            Vice President            None

David Monks                Vice President            None

Diedre M. E. O'Connell     Vice President            None

Daniel W. O'Connor, III    Vice President            None

Jennifer Reiser            Vice President            None

Michael Sakala             Vice President            None

Amy L. Simmons             Vice President            Assistant Secretary

Todd W. Somers             Vice President            None

Nancy Spalding Gray        Vice President            None

Jared A. Synnestvedt       Vice President            None

Mandy Yu                   Vice President            None

Item 28.    Location of Accounts and Records

      Douglas A. Romich
      State Street Research & Management Company
      One Financial Center
      Boston, MA  02111

Item 29.    Management Services

Under a Shareholders' Administrative Services Agreement between the Registrant and the Distributor, the Distributor provides shareholders' administrative services, such as responding to inquiries and instructions from investors respecting the purchase and redemption of shares of series of the Registrant, and received the amounts set forth below:

                     Year-end       Year-end        Year-end
Fund                 12/31/99       12/31/00        12/31/01
----                 --------       --------        --------
Large-Cap
Growth Fund          $85,271        $136,571        $169,701*

* Estimate

Item 30.    Undertakings

      (a)   Inapplicable.

      (b)   Inapplicable.

      (c)   Deleted.

      (d) The Registrant undertakes to hold a special meeting of shareholders of the Trust for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the recordholders of not less than 10 per centum of the outstanding shares of the Trust and, in connection with such meeting, to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

      (e)   Deleted.

                                     NOTICE

     A copy of the First Amended and Restated Master Trust Agreement, as further amended (the "Master Trust Agreement") of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the obligations of the Registrant hereunder, and the authorization, execution and delivery of this amendment to the Registrant's Registration Statement, shall not be binding upon any of the Trustees, shareholders, nominees, officers, assistant officers, agents or employees of the Registrant as individuals or personally, but shall bind only the property of the Funds comprising the series of the Registrant, as provided in the Master Trust Agreement. Each Fund of the Registrant shall be solely and exclusively responsible for all of its direct or indirect debts, liabilities, and obligations, and no other Fund shall be responsible for the same.

                                   SIGNATURES


      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 48 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 4th day of October, 2002.


                                    STATE STREET RESEARCH GROWTH TRUST

                                    By:               *
                                          -----------------------------
                                          Richard S. Davis
                                          Chief Executive Officer

      Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on the above date by the following persons in the capacities indicated.

          Signature                             Capacity
          ---------                             --------

               *
______________________________            Chairman of the Board,
Richard S. Davis                          Chief Executive Officer
                                          and President (principal
                                          executive officer)
               *
______________________________            Treasurer (principal
Douglas A. Romich                         financial and accounting
                                          officer)

               *
______________________________            Trustee
Bruce R. Bond

               *
______________________________            Trustee
Steve A. Garban

               *
______________________________            Trustee
Dean O. Morton

               *
______________________________            Trustee
Susan M. Phillips

               *
______________________________            Trustee
Toby Rosenblatt

               *
______________________________            Trustee
Michael S. Scott Morton

               *
______________________________            Trustee
James M. Storey

*By:    /s/ Francis J. McNamara, III
        ----------------------------------------------
            Francis J. McNamara, III, Attorney-in-Fact
            under Powers of Attorney incorporated by
            reference from Post-Effective Amendment
            No. 38, filed May 31, 2002.